Short-term debt (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt
Short-term debt from unrelated parties	€ 321,974	€ 456,904
Cash and cash equivalents before offset	1,327,553	1,530,328
Short-term debt from unrelated parties before offset	559,313	583,740
Commercial paper program
Debt
Short-term debt from unrelated parties	192,022	399,078
Outstanding amount	192,500	400,000
Commercial paper program | Maximum
Debt
Commercial paper borrowing limit	1,500,000
Borrowings under lines of credit
Debt
Short-term debt from unrelated parties	129,782	57,754
Borrowings offset under cash management system	237,339	126,836
Other
Debt
Short-term debt from unrelated parties	€ 170	€ 72